Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 887,427	$ 121,577	¥ 1,209,225
Restricted cash	2,788	382	480
Short-term investments	3,561,977	487,989	4,099,977
Accounts receivable, net of allowance for credit losses of RMB1,417 and RMB2,246 (US$308) as of December 31, 2023 and 2024, respectively	125,896	17,248	107,879
Inventories, net	553,601	75,843	471,872
Advance to suppliers	62,730	8,594	73,732
Prepayments and other current assets	170,753	23,393	187,486
Total current assets	5,365,172	735,026	6,150,651
Non-current assets:
Property and equipment, net	176,290	24,152	189,084
Operating lease right-of-use assets	1,464,791	200,676	1,262,134
Other non-current assets, net of allowance for credit losses	111,395	15,260	96,687
Total non-current assets	1,752,476	240,088	1,547,905
TOTAL ASSETS.	7,117,648	975,114	7,698,556
Current liabilities:
Accounts payable	1,660,472	227,484	1,422,183
Customer advances and deferred revenue	279,276	38,261	240,280
Accrued expenses and other current liabilities	767,080	105,090	656,408
Salary and welfare payable	317,152	43,450	233,073
Operating lease liabilities, current	640,245	87,713	653,529
Short-term borrowings	1,606,253	220,056	3,300,214
Total current liabilities	5,270,478	722,054	6,505,687
Non-current liabilities:
Operating lease liabilities, non-current	780,036	106,864	568,039
Other non-current liabilities	143,118	19,607	126,206
Total non-current liabilities	923,154	126,471	694,245
TOTAL LIABILITIES.	6,193,632	848,525	7,199,932
COMMITMENTS AND CONTINGENCIES
Mezzanine Equity:
Redeemable Noncontrolling Interests	125,405	17,180	116,090
TOTAL MEZZANINE EQUITY	125,405	17,180	116,090
Shareholders' equity:
Additional paid-in capital	14,181,030	1,942,793	14,061,992
Treasury stock	(51,176)	(7,011)	(20,666)
Accumulated deficit	(13,384,881)	(1,833,721)	(13,679,965)
Accumulated other comprehensive income	53,634	7,347	21,169
TOTAL SHAREHOLDERS' EQUITY	798,611	109,409	382,534
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	7,117,648	975,114	7,698,556
Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1	3
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 1	$ 0	¥ 1